Related Party Transactions (Details)										1 Months Ended	3 Months Ended	12 Months Ended
	Aug. 30, 2024 USD ($) $ / shares shares	Aug. 09, 2024 USD ($)	Jul. 10, 2024 USD ($) $ / shares	Apr. 02, 2024 USD ($)	Dec. 29, 2023 USD ($)	Apr. 11, 2023 USD ($)	May 23, 2022 shares	Apr. 11, 2022 $ / shares shares	Feb. 03, 2022 USD ($) shares	Mar. 31, 2022 shares	Mar. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Apr. 11, 2025 $ / shares	Jan. 24, 2025 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Oct. 12, 2023 USD ($)	Jul. 18, 2023 USD ($)	Jul. 11, 2023 USD ($)
Related Party Transactions [Line Items]
Per share price (in Dollars per share) | $ / shares											$ 10	$ 10	$ 10
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination											20	20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination											30	30
Shares granted (in Shares) | shares											130,000	130,000
Working capital loans											$ 1,500,000	$ 1,500,000
Principal balance																			$ 825,000
Loan amount					$ 430,000												$ 430,000	$ 430,000
Additional aggregate amount				$ 186,800	157,500						591,800	591,800
Maximum limit amount				$ 1,200,000	$ 1,000,000									$ 2,000,000
Sponsor paid											565,700	565,700
Convertible Promissory Note [Member]
Related Party Transactions [Line Items]
Purchased interests (in Dollars per share) | $ / shares			$ 0.02
Principal amount		$ 15,064	$ 180,000								$ 412,500	$ 412,500
Principal balance															$ 565,700
Percentage of borrowed from sponsor											4.86%	4.86%
Remaining drawable amount		$ 164,936
Related Party [Member]
Related Party Transactions [Line Items]
Accrued interest expense - related party											$ 91,764	$ 74,555				$ 18,021
Business Combination [Member]
Related Party Transactions [Line Items]
Post-business combination entity price (in Dollars per share) | $ / shares											$ 10	$ 10
Sponsor [Member]
Related Party Transactions [Line Items]
Per share price (in Dollars per share) | $ / shares								$ 10
Purchased interests (in Dollars per share) | $ / shares											10	10
Share price (in Dollars per share) | $ / shares											$ 10.2	$ 10.2
Fair value shares (in Shares) | shares											300,000	300,000
Principal amount			15,037
Promissory note outstanding amount											$ 1,408,200	$ 1,408,200
Remaining drawable amount			$ 164,963								64,963
Additional drawable amount											100,000
Sponsor [Member] | Convertible Promissory Note [Member]
Related Party Transactions [Line Items]
Principal amount						$ 825,000
Principal balance											412,500	412,500
Sponsor [Member] | Related Party [Member]
Related Party Transactions [Line Items]
Accrued interest expense - related party											91,764	74,555
Chief Financial Officer [Member]
Related Party Transactions [Line Items]
Shares issued (in Shares) | shares										20,000
Director [Member]
Related Party Transactions [Line Items]
Shares granted to executive officers											$ 1,005,964	$ 1,005,964
Director [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Shares granted to executive officers price per share (in Dollars per share) | $ / shares											$ 7.74	$ 7.74
Founder Shares [Member]
Related Party Transactions [Line Items]
Shares issued (in Shares) | shares							1,932,500		2,156,250
Deferred offering cost									$ 25,000
Forfeited share (in Shares) | shares							375,000
Founder Shares [Member] | Director [Member]
Related Party Transactions [Line Items]
Shares issued (in Shares) | shares										110,000
Class A Ordinary Shares [Member]
Related Party Transactions [Line Items]
Per share price (in Dollars per share) | $ / shares											$ 12	$ 12
Class B Ordinary Shares [Member]
Related Party Transactions [Line Items]
Shares issued (in Shares) | shares											500,000	500,000
Forfeited share (in Shares) | shares							93,750
Per share price (in Dollars per share) | $ / shares	$ 0.0001
Agreed to purchase (in Shares) | shares	500,000
Share price (in Dollars per share) | $ / shares	$ 0.0001
Sponsor transferred (in Shares) | shares	500,000
Over-Allotment Option [Member]
Related Party Transactions [Line Items]
Sponsor transferred (in Shares) | shares								30,000
Over-Allotment Option [Member] | Founder Shares [Member]
Related Party Transactions [Line Items]
Forfeited share (in Shares) | shares							93,750
Founder Shares [Member]
Related Party Transactions [Line Items]
Agreed to purchase (in Shares) | shares	500,000
Cash consideration	$ 2,000,000
Shares of common stock (in Shares) | shares	300,000
Share price (in Dollars per share) | $ / shares	$ 0.0001
Founder Shares [Member] | Class B Ordinary Shares [Member]
Related Party Transactions [Line Items]
Purchased interests (in Dollars per share) | $ / shares	$ 0.0001
Estimate the fair value											$ 2,000,000	$ 2,000,000